Label	Element	Value
Dreyfus Select Managers Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock

November 6, 2014

STRATEGIC FUNDS, INC.

Dreyfus Select Managers Small Cap Growth Fund

Supplement to the Summary Prospectus and Statutory Prospectus

dated October 1, 2014

The following information supersedes and replaces any contrary information contained in the section of the Summary Prospectus entitled "Fees and Expenses" and in the section of the Statutory Prospectus entitled "Fund Summary - Fees and Expenses":

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Select Managers Small Cap Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective November 1, 2014, the fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until October 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 0.98%, respectively. On or after October 1, 2015, The Dreyfus Corporation may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-01